Composition of the Investment Portfolio by Major Security Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Portfolio	$ 15,963.0	[1],[2]	$ 15,523.4	[1],[2]
Debt	2,664.7	[3]	2,105.7	[3]
Fixed maturities
Portfolio	11,759.3		11,850.0
Fixed maturities | Redeemable preferred stocks
Portfolio	373.9		502.5
Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	131.3		195.8
Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	68.1		71.4
Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	174.5		235.3
Fixed maturities | Debt Securities
Portfolio	7,861.3		7,877.8
Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	2,963.0		3,242.6
Fixed maturities | Debt Securities | State and local government obligations
Portfolio	2,002.1		1,989.1
Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	2,896.2		2,646.1
Fixed maturities | Asset-backed Securities
Portfolio	3,524.1		3,469.7
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	426.9		563.6
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	1,876.6		1,832.1
Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	1,220.6		1,074.0
Equity securities | Nonredeemable preferred stocks
Portfolio	806.3		1,157.6
Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	753.3		1,055.3
Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	53.0		67.9
Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		34.4
Equity securities | Common equities
Portfolio	1,845.6		1,425.0
Equity securities | Common equities | Common Stocks
Portfolio	1,834.1		1,413.2
Equity securities | Common equities | Other Equity-like Investments
Portfolio	11.5		11.8
Total Fixed Maturities and Equity Securities
Portfolio	14,411.2		14,432.6
Short-term investments
Portfolio	1,551.8	[4]	1,090.8	[4]
Fair Value, Inputs, Level 1 | Fixed maturities
Portfolio	2,987.1		3,266.0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks
Portfolio	24.1		23.4
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	24.1		23.4
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities
Portfolio	2,963.0		3,242.6
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	2,963.0		3,242.6
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | State and local government obligations
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks
Portfolio	227.9		490.2
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	227.9		490.2
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		0
Fair Value, Inputs, Level 1 | Equity securities | Common equities
Portfolio	1,834.1		1,413.2
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Common Stocks
Portfolio	1,834.1		1,413.2
Fair Value, Inputs, Level 1 | Equity securities | Common equities | Other Equity-like Investments
Portfolio	0		0
Fair Value, Inputs, Level 1 | Total Fixed Maturities and Equity Securities
Portfolio	5,049.1		5,169.4
Fair Value, Inputs, Level 2 | Fixed maturities
Portfolio	8,686.0		8,425.3
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks
Portfolio	349.8		479.1
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	107.2		172.4
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	68.1		71.4
Fair Value, Inputs, Level 2 | Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	174.5		235.3
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities
Portfolio	4,898.3		4,605.7
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	0		0
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | State and local government obligations
Portfolio	2,002.1		1,989.1
Fair Value, Inputs, Level 2 | Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	2,896.2		2,616.6
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities
Portfolio	3,437.9		3,340.5
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	364.6		466.9
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	1,855.3		1,804.6
Fair Value, Inputs, Level 2 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	1,218.0		1,069.0
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks
Portfolio	578.4		667.4
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	525.4		565.1
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	53.0		67.9
Fair Value, Inputs, Level 2 | Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		34.4
Fair Value, Inputs, Level 2 | Equity securities | Common equities
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Common Stocks
Portfolio	0		0
Fair Value, Inputs, Level 2 | Equity securities | Common equities | Other Equity-like Investments
Portfolio	0		0
Fair Value, Inputs, Level 2 | Total Fixed Maturities and Equity Securities
Portfolio	9,264.4		9,092.7
Fair Value, Inputs, Level 3 | Fixed maturities
Portfolio	86.2		158.7
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities
Portfolio	0		29.5
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | State and local government obligations
Portfolio	0		0
Fair Value, Inputs, Level 3 | Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	0		29.5
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities
Portfolio	86.2		129.2
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	62.3		96.7
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	21.3		27.5
Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	2.6		5.0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities
Portfolio	11.5		11.8
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Common Stocks
Portfolio	0		0
Fair Value, Inputs, Level 3 | Equity securities | Common equities | Other Equity-like Investments
Portfolio	11.5		11.8
Fair Value, Inputs, Level 3 | Total Fixed Maturities and Equity Securities
Portfolio	97.7		170.5
Carrying (Reported) Amount, Fair Value Disclosure
Portfolio	14,912.2		14,344.6
Debt	2,442.1	[3]	1,958.2	[3]
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities
Portfolio	11,455.7		11,630.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks
Portfolio	379.3		490.0
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Financials
Portfolio	124.3		183.8
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Utilities
Portfolio	70.8		70.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Redeemable preferred stocks | Industrials
Portfolio	184.2		236.0
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities
Portfolio	7,582.8		7,737.7
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | U.S. government obligations
Portfolio	2,842.7		3,203.2
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | State and local government obligations
Portfolio	1,938.6		1,955.5
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Debt Securities | Corporate debt securities
Portfolio	2,801.5		2,579.0
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities
Portfolio	3,493.6		3,403.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Portfolio	452.9		567.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Portfolio	1,829.8		1,772.1
Carrying (Reported) Amount, Fair Value Disclosure | Fixed maturities | Asset-backed Securities | Other asset-backed securities
Portfolio	1,210.9		1,063.9
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks
Portfolio	473.7		601.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Financials
Portfolio	433.7		514.3
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Utilities
Portfolio	40.0		50.8
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Nonredeemable preferred stocks | Industrials
Portfolio	0		36.2
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities
Portfolio	1,431.0		1,021.7
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Common Stocks
Portfolio	1,427.3		1,017.6
Carrying (Reported) Amount, Fair Value Disclosure | Equity securities | Common equities | Other Equity-like Investments
Portfolio	3.7		4.1
Carrying (Reported) Amount, Fair Value Disclosure | Total Fixed Maturities and Equity Securities
Portfolio	13,360.4		13,253.8
Carrying (Reported) Amount, Fair Value Disclosure | Short-term investments
Portfolio	$ 1,551.8	[4]	$ 1,090.8	[4]

[1]	Excludes $46.9 million and $46.3 million at December 31, 2011 and 2010, respectively, of net unsettled security transactions included in other assets.
[2]	The total fair value of the portfolio includes $2.0 billion and $2.2 billion at December 31, 2011 and 2010, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	Debt is not subject to measurement at fair value in the Consolidated Balance Sheets. Therefore, it is not broken out by hierarchy level; fair values are obtained from external sources.
[4]	Due to the underlying nature of these securities, cost approximates fair value.